LONG-TERM DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2017
LONG-TERM DEBT AND CREDIT FACILITIES
Schedule of long-term debt

			December 31, 2017				December 31, 2016
		Interest Rates	Nominal Amount	Deferred Financing Costs	Carrying Amount (a)	Fair Value (b)	Carrying Amount (a)	Fair Value (b)

Corporate term loan facility	(i)	Variable	$—	$—	$—	$—	$497.4	$497.4
Senior notes	(ii)	4.50%-6.875%	1,745.7	(13.1)	1,732.6	1,848.4	1,235.8	1,245.7

Long-term debt			$1,745.7	$(13.1)	$1,732.6	$1,848.4	$1,733.2	$1,743.1

(a)	Includes transaction costs on debt financings.

(b)	The fair value of debt is primarily determined using quoted market determined variables. See Note 10 (c).

Schedule of scheduled debt repayments
	2018	2019	2020	2021	2022	2023 and thereafter	Total
Senior notes	$—	$—		$500.0	$—	$1,250.0	$1,750.0

Total debt payable	$—	$—	$—	$500.0	$—	$1,250.0	$1,750.0

Schedule of interest charges and fees

Based on the Company’s credit rating at December 31, 2017, interest charges and fees are as follows:

Type of credit
Dollar based LIBOR loan:
Revolving credit facility	LIBOR plus 2.00%
Letters of credit	1.33-2.00%
Standby fee applicable to unused availability	0.40%

Schedule of changes in liabilities arising from financing activities

		Year ended December 31, 2017
		Changes from financing cash flows				Other changes
	Balance as at January 1, 2017	Debt issued	Debt repayments	Interest paid	Other	Interest expense	Capitalized interest	Capitalized interest paid	Other cash changes	Other non- cash changes	Balance as at December 31, 2017
Long-term debt	$1,733.2	$494.7	$(500.0)	$—	$—	$—	$—	$—	—	$4.7	$1,732.6
Accrued interest payable (a)	23.4	—	—	(62.9)	—	86.5	25.1	(18.0)	(12.0)	(8.3)	33.8

	$1,756.6	$494.7	$(500.0)	$(62.9)	$—	$86.5	$25.1	$(18.0)	$(12.0)	$(3.6)	$1,766.4

(a)	Included in Accounts Payable and Accrued Liabilities.

		Year ended December 31, 2016
		Changes from financing cash flows				Other changes
	Balance as at January 1, 2016	Debt issued	Debt repayments	Interest paid	Other	Interest expense	Capitalized interest	Capitalized interest paid	Other cash changes	Other non- cash changes	Balance as at December 31, 2016
Long-term debt	$1,981.4	$175.0	$(425.0)	$—	$—	$—	$—	$—	$(1.2)	$3.0	$1,733.2
Accrued interest payable (a)	26.7	—	—	(73.5)	—	100.4	15.2	(21.8)	(12.3)	(11.3)	23.4

	$2,008.1	$175.0	$(425.0)	$(73.5)	$—	$100.4	$15.2	$(21.8)	$(13.5)	$(8.3)	$1,756.6

(a)	Included in Accounts Payable and Accrued Liabilities.